Portfolio of Investments (unaudited)

As of March 31, 2019

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—108.6%
COMMON STOCKS—98.3%
AUSTRALIA—1.5%
292,200	BHP Group PLC (a)	Metals & Mining— 1.5%	$7,046,609

BRAZIL—7.0%
1,698,200	Ambev SA	Beverages— 1.5%	7,299,655
971,000	Banco Bradesco SA	Banks— 1.9%	9,386,734
700,700	Telefonica Brasil SA	Diversified Telecommunication Services— 1.6%	7,874,341
723,595	Vale SA, ADR	Metals & Mining— 2.0%	9,450,151
			34,010,881
CHILE—2.8%
248,500	Banco Santander Chile, ADR	Banks— 1.5%	7,392,875
1,211,700	Enel Chile SA, ADR	Electric Utilities— 1.3%	6,276,606
			13,669,481
CHINA—18.8%
1,398,700	China Mobile Ltd. (a)	Wireless Telecommunication Services— 3.0%	14,272,789
3,483,500	China Resources Land Ltd. (a)	Real Estate Management & Development— 3.2%	15,654,557
923,577	Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (a)(b)	Electronic Equipment Instruments & Components— 1.0%	4,809,831
983,500	Ping An Insurance Group Co. of China Ltd., H Shares (a)	Insurance— 2.3%	11,072,454
2,089,837	SAIC Motor Corp. Ltd., A Shares (Stock Connect) (a)(b)	Automobiles— 1.7%	8,098,848
673,100	Tencent Holdings Ltd. (a)	Interactive Media & Services— 6.4%	30,954,377
129,500	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure— 1.2%	5,815,845
			90,678,701
CZECH REPUBLIC—1.9%
218,100	Komercni Banka AS (a)	Banks— 1.9%	8,915,001

HONG KONG—7.8%
667,000	AIA Group Ltd. (a)	Insurance— 1.4%	6,669,846
11,490,000	Convenience Retail Asia Ltd. (a)	Food & Staples Retailing— 1.2%	5,740,466
3,489,000	Hang Lung Properties Ltd. (a)	Real Estate Management & Development— 1.7%	8,521,663
236,548	Hong Kong Exchanges & Clearing Ltd. (a)	Capital Markets— 1.7%	8,264,638
554,041	HSBC Holdings PLC (a)	Banks— 0.9%	4,510,845
19,515,000	Pacific Basin Shipping Ltd. (a)	Marine— 0.9%	4,210,248
			37,917,706
INDIA—12.3%
1,202,199	Bharti Infratel Ltd. (a)	Diversified Telecommunication Services— 1.1%	5,423,247

Aberdeen Emerging Markets Equity Income Fund, Inc.

350,300	Grasim Industries Ltd., GDR (a)	Construction Materials— 0.9%	$4,365,595
100,000	Hero MotoCorp Ltd. (a)	Automobiles— 0.8%	3,683,571
198,000	Hindustan Unilever Ltd. (a)	Household Products— 1.0%	4,875,962
355,000	Housing Development Finance Corp. Ltd. (a)	Thrifts & Mortgage Finance— 2.1%	10,061,264
540,000	Infosys Ltd. (a)	Information Technology Services— 1.2%	5,782,019
518,600	Infosys Ltd., ADR	Information Technology Services— 1.2%	5,668,298
2,989,000	ITC Ltd. (a)	Tobacco— 2.6%	12,789,769
235,800	Tata Consultancy Services Ltd. (a)	Information Technology Services— 1.4%	6,809,489
			59,459,214
INDONESIA—3.7%
3,523,300	Bank Rakyat Indonesia Persero Tbk PT (a)	Banks— 0.2%	1,023,026
3,747,700	Indocement Tunggal Prakarsa Tbk PT (a)	Construction Materials— 1.2%	5,777,259
2,100,100	Mandom Indonesia Tbk PT	Personal Products— 0.5%	2,280,393
39,100,000	Sepatu Bata Tbk PT	Textiles, Apparel & Luxury Goods— 0.3%	1,523,911
26,497,800	Telekomunikasi Indonesia Persero Tbk PT (a)	Diversified Telecommunication Services— 1.5%	7,324,253
			17,928,842
ITALY—1.1%
181,600	Tenaris SA	Energy Equipment & Services— 1.1%	5,130,200

KENYA—2.1%
11,511,400	Equity Group Holdings PLC (a)	Banks— 1.0%	4,849,974
18,827,700	Safaricom PLC	Wireless Telecommunication Services— 1.1%	5,155,203
			10,005,177
MACAU—1.5%
1,434,800	Sands China Ltd. (a)	Hotels, Restaurants & Leisure— 1.5%	7,221,273

MALAYSIA—1.1%
940,000	Heineken Malaysia Bhd (a)	Beverages— 1.1%	5,531,502

MEXICO—5.2%
205,657	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 1.9%	9,273,074
1,651,697	Grupo Financiero Banorte SAB de CV, Class O	Banks— 1.9%	8,973,169
3,942,000	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products— 1.4%	6,673,490
			24,919,733
POLAND—1.6%
276,900	Bank Polska Kasa Opieki SA (a)	Banks— 1.6%	7,941,315

PORTUGAL—1.1%
356,100	Jeronimo Martins SGPS SA (a)	Food & Staples Retailing— 1.1%	5,257,942

ROMANIA—1.2%
1,838,700	BRD-Groupe Societe Generale SA (a)	Banks— 1.2%	5,617,971

Aberdeen Emerging Markets Equity Income Fund, Inc.

RUSSIA—5.2%
615,100	Globaltrans Investment PLC	Road & Rail— 1.4%	$6,544,664
125,400	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels— 2.3%	11,212,014
2,285,400	Sberbank of Russia PJSC (a)	Banks— 1.5%	7,465,811
			25,222,489
SOUTH AFRICA—5.3%
2,011,900	FirstRand Ltd. (a)	Diversified Financial Services— 1.8%	8,809,471
520,376	JSE Ltd.	Capital Markets— 1.0%	4,765,297
804,400	MTN Group Ltd. (a)	Wireless Telecommunication Services— 1.0%	4,951,378
18,800	Naspers Ltd., N Shares (a)	Internet & Catalog Retail— 0.9%	4,381,182
592,993	Truworths International Ltd. (a)	Specialty Retail— 0.6%	2,867,935
			25,775,263
TAIWAN—8.4%
594,000	Globalwafers Co. Ltd. (a)	Semiconductors & Semiconductor Equipment— 1.2%	5,868,252
3,146,000	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services— 2.4%	11,381,353
2,926,000	Taiwan Semiconductor Manufacturing Co. Ltd. (a)	Semiconductors & Semiconductor Equipment— 4.8%	23,434,500
			40,684,105
THAILAND—6.5%
910,900	Advanced Info Service PCL, Foreign Shares (a)	Wireless Telecommunication Services— 1.1%	5,289,932
8,343,400	Hana Microelectronics PCL, Foreign Shares (a)	Electronic Equipment Instruments & Components— 1.7%	8,161,188
16,860,400	Land & Houses PCL, Foreign Shares (a)	Real Estate Management & Development— 1.2%	5,688,592
375,000	Siam Cement PCL (The), Foreign Shares (a)	Construction Materials— 1.2%	5,701,338
10,085,300	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)	Equity Real Estate Investment Trusts (REIT)— 1.3%	6,612,334
			31,453,384
TURKEY—1.2%
1,995,784	Cimsa Cimento Sanayi VE Ticaret AS (a)(c)	Construction Materials— 0.5%	2,381,719
3,883,500	Enerjisa Enerji AS (a)(d)	Electric Utilities— 0.7%	3,603,602
			5,985,321
UNITED KINGDOM—1.0%
567,527	M.P. Evans Group PLC	Food Products— 1.0%	5,026,392
	Total Common Stocks		475,398,502

PREFERRED STOCKS—10.0%
BRAZIL—2.8%
4,430,920	Itausa - Investimentos Itau SA	Banks— 2.8%	13,557,516

Aberdeen Emerging Markets Equity Income Fund, Inc.

SOUTH KOREA—7.2%
52,100		LG Chem Ltd. (a)	Chemicals— 2.0%	$9,569,321
9,500		Samsung Electronics Co. Ltd., GDR	Technology Hardware, Storage & Peripherals— 1.6%	7,476,500
548,800		Samsung Electronics Co., Ltd. (a)	Technology Hardware, Storage & Peripherals— 3.6%	17,572,671
				34,618,492
		Total Preferred Stocks		48,176,008

PRIVATE EQUITY—0.3%
GLOBAL—0.2%*
11,723,413	(e)	Emerging Markets Ventures I, L.P. (a)(c)(f)(g)(h)(i)	Private Equity— %	145,253
2,400,000		Telesoft Partners II QP, L.P. (a)(c)(f)(g)(i)	Private Equity— 0.2%	881,568
				1,026,821
ISRAEL—0.1%
1,250,000	(e)	ABS GE Capital Giza Fund, L.P. (a)(c)(f)(g)(i)	Private Equity— %	29,688
3,349,175	(e)	BPA Israel Ventures, LLC (a)(c)(f)(g)(h)(i)	Private Equity— 0.1%	211,367
250,440	(e)	Delta Fund I, L.P. (a)(c)(f)(g)(i)	Private Equity— %	25,352
108,960		Exent Technologies Ltd. Preferred A1 Shares (a)(c)(f)(i)(j)(k)	Private Equity— %	—
93,456		Exent Technologies Ltd. Preferred C Shares (a)(c)(f)(i)(j)(k)	Private Equity— %	—
23,574		Exent Technologies Ltd. Warrants A1 (a)(c)(f)(i)(j)(k)	Private Equity— %	—
70,284		Flash Networks Ltd. Ordinary Shares (a)(c)(f)(i)(j)(k)	Private Equity— %	—
18		Flash Networks Ltd. Series C Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
34,896		Flash Networks Ltd. Series C-1 Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
20,289		Flash Networks Ltd. Series D Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
14,928		Flash Networks Ltd. Series E Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
33		Flash Networks Ltd. Warrants C (a)(c)(f)(i)(j)(k)	Private Equity— %	—
78		Flash Networks Ltd. Warrants Ordinary (a)(c)(f)(i)(j)(k)	Private Equity— %	—
4,000,000	(e)	Giza GE Venture Fund III, L.P. (a)(c)(f)(g)(i)	Private Equity— %	68,560
1,522,368	(e)	Neurone Ventures II, L.P. (a)(c)(f)(i)(k)	Private Equity— %	139,662
32,574		Vidyo, Inc. Trust A (Preferred) (a)(c)(f)(i)(k)(l)	Private Equity— %	—
15,532		Vidyo, Inc. Trust B (Preferred) (a)(c)(f)(i)(k)(l)	Private Equity— %	—
13,220		Vidyo, Inc. Trust B1 (Preferred) (a)(c)(f)(i)(k)(l)	Private Equity— %	—
6,864		Vidyo, Inc. Trust C (Preferred) (a)(c)(f)(i)(k)(l)	Private Equity— %	—
4,150		Vidyo, Inc. Trust C1 (Preferred) (a)(c)(f)(i)(k)(l)	Private Equity— %	—
82,872		Vidyo, Inc. Trust Common (a)(c)(f)(i)(k)(l)	Private Equity— %	—
2,714		Vidyo, Inc. Trust D (Preferred) (a)(c)(f)(i)(k)(l)	Private Equity— %	—
				474,629
		Total Private Equity		1,501,450
		Total Long-Term Investments—108.6% (cost $550,475,513)		525,075,960

SHORT-TERM INVESTMENT—1.2%
UNITED STATES—1.2%
5,719,665		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.39%(m)		5,719,665
		Total Short-Term Investment—1.2% (cost $5,719,665)		5,719,665

Aberdeen Emerging Markets Equity Income Fund, Inc.

Total Investments—109.8% (cost $556,195,178)	530,795,625
Liabilities in Excess of Other Assets—(9.8)%	(47,412,046)
Net Assets—100.0%	$483,383,579

(a)                                 Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price.

(b)                                 China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(c)                                  Non-income producing security.

(d)                                 Denotes a security issued under Regulation S or Rule 144A.

(e)                                  Represents contributed capital.

(f)                                   Illiquid security.

(g)                                  In liquidation.

(h)                                 As of March 31, 2019, the aggregate amount of open commitments for the Fund is $2,627,412.

(i)                                     Restricted security, not readily marketable.

(j)                                    Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(k)                                 Active private equity investments.

(l)                                     Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX.

(m)                             Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2019.

*                                         “Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is no categorized under a particular country.

ADR                     American Depositary Receipt

GDR                     Global Depositary Receipt

PLC                        Public Limited Company

Aberdeen Emerging Markets Equity Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

March 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.3% of the net assets of the Fund as of March 31, 2019. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices

Notes to Portfolio of Investments (unaudited)

March 31, 2019

realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.